Reconciliation of the Differences between Basic and Diluted EPS (Reconciliation of the Differences between Basic and Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Net income attributable to Sony Group Corporation's stockholders for basic and diluted EPS computation	¥ 1,171,776	¥ 582,191	¥ 916,271
Weighted-average shares outstanding	1,230,480	1,234,408	1,266,592
Effect of dilutive securities:
Stock acquisition rights	4,820	3,853	4,088
Zero coupon convertible bonds	15,392	23,994	23,966
Weighted-average shares for diluted EPS computation	1,250,692	1,262,255	1,294,646
Basic EPS	¥ 952.29	¥ 471.64	¥ 723.41
Diluted EPS	¥ 936.90	¥ 461.23	¥ 707.74